Income taxes (Detail 4) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	SFr 46,232	SFr 49,478
Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	167	0
From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	103	66
From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	3,185	910
From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	26,015	32,603
No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	16,762	15,899
UBS AG
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	46,232	49,477
UBS AG | Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	167	0
UBS AG | From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	103	66
UBS AG | From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	3,185	909
UBS AG | From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	26,015	32,603
UBS AG | No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Total	SFr 16,762	SFr 15,899